Net (Loss) Income Per Share (Q3) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						5 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 10, 2020	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2019
Numerator [Abstract]
Net income (loss)	$ (4,663)	$ (4,309)	$ 4,629	$ 1,894	$ 1,794	$ (5,121)	$ (2,114)	$ (10,959)	$ (4,343)	$ (1,433)	$ 5,064	$ 7,706
Comprehensive (loss) income	$ (4,663)			$ 1,894			$ (2,114)	$ (10,959)	$ (4,343)	$ (1,433)	$ 5,064	$ 7,706
Denominator [Abstract]
Basic weighted average units of ordinary units outstanding (in shares)	111,098,038			110,611,462			101,449,521	101,875,967	110,984,923	108,293,197	108,922,180	100,471,506
Diluted effect of unit-based awards (in shares)	0			14,756			0	0	0	0	40,156	71,361
Diluted weighted average units of ordinary units outstanding (in shares)	111,098,038			110,626,218			101,449,521	101,875,967	110,984,923	108,293,197	108,962,336	100,542,867
Basic net (loss) income per unit (in dollars per share)	$ (0.04)			$ 0.02			$ (0.02)	$ (0.11)	$ (0.04)	$ (0.01)	$ 0.05	$ 0.08
Diluted net (loss) income per unit (in dollars per share)	$ (0.04)			$ 0.02			$ (0.02)	$ (0.11)	$ (0.04)	$ (0.01)	$ 0.05	$ 0.08
Unit Options Issued Under 2020 Plan [Member]
Shares Excluded from Computation of Diluted Net Income (Loss) and Comprehensive Income (Loss) [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	996,487			332,300			0	2,524,206	1,630,226	345,733	1,255,800	0